CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 34,300	$ 36,212	$ 41,863
Cost of Goods Sold	13,067	13,721	16,465
GROSS PROFIT	21,233	22,491	25,398
Selling, General and Administrative Expense	11,002	12,834	15,370
Other Cost and Expense, Operating	1,079	1,902	1,371
OPERATING INCOME	9,152	7,755	8,657
Interest income	689	679	642
Interest expense	950	853	733
Equity income (loss) - net	1,008	1,072	835
Other income (loss) - net	(1,674)	(1,763)	(1,265)
INCOME BEFORE INCOME TAXES	8,225	6,890	8,136
Income taxes	1,749	5,607	1,586
CONSOLIDATED NET INCOME	6,476	1,283	6,550
Net Income (Loss) Attributable to Noncontrolling Interest	42	35	23
NET INCOME ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	$ 6,434	$ 1,248	$ 6,527
BASIC NET INCOME PER SHARE (in dollars per share)	$ 1.51	$ 0.29	$ 1.51
DILUTED NET INCOME PER SHARE (in dollars per share)	$ 1.50	$ 0.29	$ 1.49
AVERAGE SHARES OUTSTANDING (in shares)	4,259	4,272	4,317
Effect of dilutive securities (in shares)	40	52	50
AVERAGE SHARES OUTSTANDING ASSUMING DILUTION (in shares)	4,299	4,324	4,367